Going Concern Uncertainty (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 46,350		$ 757	$ 735
Current assets	52,176		757	3,410
Current liabilities	4,829,080		4,373,037	4,025,359
Accumulated deficit	(8,104,492)		(7,776,354)	(7,043,784)
Cash from operating activities	$ (59,737)	$ (23,272)	$ (131,453)	$ (959)